Due to Related Parties (Tables)	12 Months Ended
Mar. 31, 2019
Related Party Transactions [Abstract]
Summary of due to related parties

NOTE 7 – DUE TO RELATED PARTIES

As of March 31, 2019 and March 31, 2018, the Company had related parties payables of $252,874 and $327,314, respectively, mainly due to the principal shareholders of the Company who lent funds for the Company's operations. The payables are unsecured, non-interest bearing and due on demand.

	As of March 31, 2019	As of March 31, 2018
Due to shareholders	$245,006	$318,455
Due to key management personnel	7,868	8,859
Total	$252,874	$327,314